Quarterly Report
July 31, 2019
MFS®  Lifetime®  2040 Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 10.8%
MFS Emerging Markets Debt Fund - Class R6	338,592	$5,034,863
MFS Emerging Markets Debt Local Currency Fund - Class R6	481,752	3,343,362
MFS Global Bond Fund - Class R6	370,211	3,346,712
MFS High Income Fund - Class R6	2,466,947	8,387,620
MFS Inflation-Adjusted Bond Fund - Class R6	1,453,652	15,147,053
MFS Total Return Bond Fund - Class R6	1,083,341	11,808,412
		$47,068,022
International Stock Funds – 24.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	272,702	$3,506,941
MFS Blended Research International Equity Fund - Class R6	4,037,307	43,441,427
MFS Emerging Markets Equity Fund - Class R6	100,239	3,500,327
MFS International Growth Fund - Class R6	393,815	13,503,899
MFS International Intrinsic Value Fund - Class R6	309,691	13,477,763
MFS International New Discovery Fund - Class R6	418,465	14,018,581
MFS Research International Fund - Class R6	916,400	16,504,372
		$107,953,310
Specialty Funds – 9.2%
MFS Commodity Strategy Fund - Class R6	3,813,357	$20,172,658
MFS Global Real Estate Fund - Class R6	1,160,309	20,015,327
		$40,187,985
U.S. Stock Funds – 55.2%
MFS Blended Research Core Equity Fund - Class R6	643,121	$17,383,572
MFS Blended Research Growth Equity Fund - Class R6	1,731,733	25,231,350
MFS Blended Research Mid Cap Equity Fund - Class R6	3,450,680	42,063,786
MFS Blended Research Small Cap Equity Fund - Class R6	739,903	10,129,274
MFS Blended Research Value Equity Fund - Class R6	1,936,865	25,217,980
MFS Growth Fund - Class R6	209,692	25,198,713
MFS Mid Cap Growth Fund - Class R6	963,806	20,895,314
MFS Mid Cap Value Fund - Class R6	873,984	20,984,363
MFS New Discovery Fund - Class R6	153,875	5,067,095
MFS New Discovery Value Fund - Class R6	325,507	5,087,666
MFS Research Fund - Class R6	390,879	17,413,676
MFS Value Fund - Class R6	602,133	25,361,854
		$240,034,643
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.31% (v)	97,712	$97,713
Total Investment Companies		$435,341,673

Other Assets, Less Liabilities – (0.0)%		(203,536)
Net Assets – 100.0%		$435,138,137
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $435,341,673.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$435,341,673	$—	$—	$435,341,673
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,036,487	$543,484	$381,394	$(8,934)	$193,929	$17,383,572
MFS Blended Research Emerging Markets Equity Fund	3,498,010	353,569	242,416	(347)	(101,875)	3,506,941
MFS Blended Research Growth Equity Fund	24,776,210	595,655	662,337	1,550	520,272	25,231,350
MFS Blended Research International Equity Fund	43,132,166	2,918,124	2,346,498	8,840	(271,205)	43,441,427
MFS Blended Research Mid Cap Equity Fund	41,338,013	945,721	1,540,056	112,350	1,207,758	42,063,786
MFS Blended Research Small Cap Equity Fund	9,870,109	740,470	349,109	(2,004)	(130,192)	10,129,274
MFS Blended Research Value Equity Fund	24,859,271	1,101,829	679,904	(9,706)	(53,510)	25,217,980
MFS Commodity Strategy Fund	19,662,278	1,599,711	601,313	(77,249)	(410,769)	20,172,658
MFS Emerging Markets Debt Fund	4,576,572	451,016	175,301	(7,546)	190,122	5,034,863
MFS Emerging Markets Debt Local Currency Fund	3,056,769	265,274	154,070	(10,262)	185,651	3,343,362
MFS Emerging Markets Equity Fund	3,491,785	339,070	240,297	(598)	(89,633)	3,500,327
MFS Global Bond Fund	3,047,829	343,631	144,797	(604)	100,653	3,346,712
MFS Global Real Estate Fund	19,887,823	1,004,524	1,343,591	146,202	320,369	20,015,327
MFS Growth Fund	24,823,694	444,183	929,378	307,232	552,982	25,198,713
MFS High Income Fund	7,629,526	924,620	213,081	(6,532)	53,087	8,387,620
MFS Inflation-Adjusted Bond Fund	14,429,974	1,292,532	929,370	(4,404)	358,321	15,147,053
MFS Institutional Money Market Portfolio	176	1,304,340	1,206,821	18	—	97,713
MFS International Growth Fund	13,440,489	702,812	571,279	67,291	(135,414)	13,503,899
MFS International Intrinsic Value Fund	13,465,844	580,693	453,117	131,519	(247,176)	13,477,763
MFS International New Discovery Fund	14,009,311	772,147	538,379	28,511	(253,009)	14,018,581
MFS Mid Cap Growth Fund	20,656,625	317,083	1,077,673	449,618	549,661	20,895,314
MFS Mid Cap Value Fund	20,624,332	993,602	794,076	47,525	112,980	20,984,363
MFS New Discovery Fund	4,948,434	99,049	278,867	34,364	264,115	5,067,095
MFS New Discovery Value Fund	4,949,787	383,856	220,648	232	(25,561)	5,087,666
MFS Research Fund	17,084,663	330,782	578,715	29,714	547,232	17,413,676
MFS Research International Fund	16,342,701	896,712	711,967	22,029	(45,103)	16,504,372
MFS Total Return Bond Fund	11,412,249	850,143	748,393	917	293,496	11,808,412
MFS Value Fund	25,012,652	881,223	987,643	204,088	251,534	25,361,854
	$427,063,779	$21,975,855	$19,100,490	$1,463,814	$3,938,715	$435,341,673
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	56,724	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Local Currency Fund	$40,261	$—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	16,263	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	101,872
MFS High Income Fund	100,699	—
MFS Inflation-Adjusted Bond Fund	67,568	—
MFS Institutional Money Market Portfolio	585	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	11,388	59,955
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	96,109	—
MFS Value Fund	208,239	—
	$597,836	$161,827

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